Warrants (Details 1) - Liability warrants [member]	6 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2023 $ / shares
Statement [Line Items]
Number of warrants, outstanding, beginning balance	0	0
Nmber of warrant, Acquisition of Engine	269,601	269,601
Number of warrant, Reclassify former GSQ Esports Inc. warrants to warrant liability	927,228	927,228
Number of warrants, expired	0	0
Number of warrants, outstanding, ending balance	1,196,829	1,196,829
Weighted average exercise price, outstanding, beginning balance	$ 0
Wheighted average exercise price, Acquisition of Engine		$ 30.00
Weighted average exercise price, Reclassify former GSQ Esports Inc. warrants to warrant liability		23.72
Weighted average exercise price, expired	$ 0
Weighted average exercise price, outstanding, ending balance		$ 25.13